Statement of Changes in Net Assets Available for Benefits - SIMON PROPERTY GROUP AND ADOPTING ENTITIES MATCHING SAVINGS PLAN	12 Months Ended
Dec. 31, 2025 USD ($)
Contributions:
Participant	$ 24,505,081
Rollover	2,512,752
Employer	13,684,265
Transfer-in of plan assets	1,985,332
Interest and dividends	2,038,216
Net appreciation in fair value of investments	94,692,747
Total additions	139,418,393
Deductions
Benefits paid	61,814,920
Administrative expenses	880,264
Total deductions	62,695,184
Net increase	76,723,209
Net assets available for benefits:
Beginning of year	597,638,417
End of year	$ 674,361,626